Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock Series A-1 Preferred Stock	Preferred Stock Series B Preferred Stock	Common Stock Previously Reported	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Series B Preferred Stock	Total
Balance at beginning of period at Dec. 31, 2018	$ 8,727,400				$ 10,237,600	$ (18,699,700)		$ 265,300
Balance at beginning of period (in shares) at Dec. 31, 2018	20,886,782			2,863,093
Conversion of convertible promissory notes and accrued interest into Series A-1 Preferred Stock	$ 407,300							407,300
Conversion of convertible promissory notes and accrued interest into Series A-1 Preferred Stock (in shares)	935,519
Issuance of Series B Preferred Stock		$ 1,056,300						1,056,300
Issuance of Series B Preferred Stock		9,782,609
Common stock issuance net of issuance costs and discount amortization (in shares)							9,782,609
Series B Preferred Stock discount amortization		$ 210,600			(210,600)		$ (210,600)	(210,600)
Warrants underlying Series B Preferred Stock issuance					3,443,700			3,443,700
Accretion and settlement of Series B Preferred Stock dividend		$ 40,000			(40,000)		$ (40,000)	(40,000)
Accretion and settlement of Series B Preferred Stock Dividend (in shares)		87,050
Exercised stock options					11,400			11,400
Exercised stock options (in shares)				1,719
Stock compensation expense					522,900			522,900
Net loss						(3,727,900)		(3,727,900)
Balance at end of period at Dec. 31, 2019	$ 9,134,700	$ 1,306,900			13,965,000	(22,427,600)		1,979,000
Balance at end of period (in shares) at Dec. 31, 2019	21,822,301	9,869,659	2,864,812	2,863,812
Issuance of Series B Preferred Stock		$ 331,700						331,700
Issuance of Series B Preferred Stock		6,521,738
Common stock issuance net of issuance costs and discount amortization (in shares)							16,391,397
Series B Preferred Stock discount amortization		$ 368,400			(368,400)		$ (368,400)
Warrants underlying Series B Preferred Stock issuance					2,668,300			2,668,300
Warrants underlying common stock issuance							$ 5,533,000
Stock compensation expense					456,000			456,000
Net loss						(1,852,700)		(1,852,700)
Balance at end of period at Mar. 31, 2020	$ 9,134,700	$ 2,007,000			16,720,900	(24,280,300)		3,582,300
Balance at end of period (in shares) at Mar. 31, 2020	21,822,301	16,391,397		2,863,812
Balance at beginning of period at Dec. 31, 2019	$ 9,134,700	$ 1,306,900			13,965,000	(22,427,600)		1,979,000
Balance at beginning of period (in shares) at Dec. 31, 2019	21,822,301	9,869,659	2,864,812	2,863,812
Issuance of Series B Preferred Stock		$ 331,700						331,700
Issuance of Series B Preferred Stock		6,521,738
Common stock issuance net of issuance costs and discount amortization				$ 1,200	11,974,200			11,975,400
Common stock issuance net of issuance costs and discount amortization (in shares)				1,250,000			6,521,738
Series B Preferred Stock discount amortization		$ 692,700			(692,700)		$ (692,700)	(692,700)
Warrants underlying Series B Preferred Stock issuance					2,668,300			2,668,300
Warrants underlying common stock discount amortization					(19,700)			(19,700)
Warrants underlying common stock issuance					377,000		5,208,700	377,000
Exercise of warrants					4,900			4,900
Exercise of warrants (in shares)				1,399,921
Series A-1 Preferred Stock conversion to common stock and fractional shares adjustments from stock split and conversion	$ (9,134,700)				9,134,700
Series A-1 Preferred Stock conversion to common stock and fractional shares adjustments from stock split and conversion (in shares)	(21,822,301)			624,594
Series B Preferred Stock conversion to common stock and fractional shares adjustments from stock split and conversion		$ (2,331,300)			2,331,300		$ 2,331,300
Series B Preferred Stock conversion to common stock and fractional shares adjustments from stock split and conversion (in shares)		(16,391,397)		469,136
Common stock issuance to employees and non-employees					9,432,000			9,432,000
Common stock issuance to employees and non-employees				725,536
Stock compensation expense					3,813,700			3,813,700
Net loss						(19,200,200)		(19,200,200)
Balance at end of period at Dec. 31, 2020				$ 1,200	52,988,700	(41,627,800)		11,362,100
Balance at end of period (in shares) at Dec. 31, 2020			7,333,999	7,332,999
Warrants underlying common stock discount amortization					(24,700)			(24,700)
Stock compensation expense					945,200			945,200
Net loss						(3,854,500)		(3,854,500)
Balance at end of period at Mar. 31, 2021				$ 1,200	$ 53,933,900	$ (45,482,300)		$ 8,452,800
Balance at end of period (in shares) at Mar. 31, 2021				7,332,999